Risk and Capital Management (Details 8) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Over-collateralized assets, Carrying value of the assets	R$ 527,992	R$ 482,898
Over-collateralized assets, Fair value of collateral	1,423,267	1,300,349
Under-collateralized assets, Carrying value of the assets	79,750	57,826
Under-collateralized assets, Fair value of collateral	67,332	49,165
Micro Small And Medium Companies And Corporates [Member]
IfrsStatementLineItems [Line Items]
Over-collateralized assets, Carrying value of the assets	166,845	167,843
Over-collateralized assets, Fair value of collateral	592,523	596,817
Under-collateralized assets, Carrying value of the assets	63,892	45,885
Under-collateralized assets, Fair value of collateral	60,395	43,484
Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Over-collateralized assets, Carrying value of the assets	188,756	160,734
Over-collateralized assets, Fair value of collateral	374,316	304,597
Under-collateralized assets, Carrying value of the assets	12,731	8,340
Under-collateralized assets, Fair value of collateral	4,201	2,508
Individuals [Member]
IfrsStatementLineItems [Line Items]
Over-collateralized assets, Carrying value of the assets	172,391	154,321
Over-collateralized assets, Fair value of collateral	456,428	398,935
Under-collateralized assets, Carrying value of the assets	3,127	3,601
Under-collateralized assets, Fair value of collateral	2,736	3,173
Individuals [Member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Over-collateralized assets, Carrying value of the assets	31,859	31,230
Over-collateralized assets, Fair value of collateral	70,772	73,967
Under-collateralized assets, Carrying value of the assets	1,119	1,315
Under-collateralized assets, Fair value of collateral	1,026	1,240
Individuals [Member] | Personal Loan [Member]
IfrsStatementLineItems [Line Items]
Over-collateralized assets, Carrying value of the assets	8,128	4,359
Over-collateralized assets, Fair value of collateral	25,156	16,157
Under-collateralized assets, Carrying value of the assets	1,673	1,881
Under-collateralized assets, Fair value of collateral	1,556	1,760
Individuals [Member] | Mortgage Loans [Member]
IfrsStatementLineItems [Line Items]
Over-collateralized assets, Carrying value of the assets	132,404	118,732
Over-collateralized assets, Fair value of collateral	360,500	308,811
Under-collateralized assets, Carrying value of the assets	335	405
Under-collateralized assets, Fair value of collateral	R$ 154	R$ 173